Document and Entity Information	12 Months Ended
Jun. 30, 2020
Document And Entity Information
Entity Registrant Name	BIOVIE INC.
Entity Central Index Key	0001580149
Document Type	S-1/A
Amendment Flag	true
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Incorporation, State or Country Code	NV